Non-current Assets Held for Sale - (Table)	12 Months Ended
Dec. 31, 2022
Disclosure of Noncurrent Assets Held for Sale [Abstract]
Disclosure of Non-current Assets Held for Sale

(In millions of won)
December 31, 2021
Investments in associates	Carrot General Insurance Co., Ltd.	￦	8,734

Disclosure of Investment Securities Liquidated as Non-current Assets Held for Sale

(In millions of won)
		December 31, 2022
Investments in associates	Daekyo Wipoongdangdang Contents Korea Fund	￦	1,062

FVTPL	Digital Content Korea Fund		3,645
	InterVest Fund		107
	Central Fusion Content Fund		1,563

			5,315

		￦	6,377